Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Variable Interest Entities	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a variable interest in a VIE.  A VIE is a legal entity that possesses any of the following conditions: the entity’s equity at risk is not sufficient to permit the legal entity to finance its activities without additional subordinated financial support, equity owners are unable to direct the activities that most significantly impact the legal entity’s economic performance (or they possess disproportionate voting rights in relation to the economic interest in the legal entity), or the equity owners lack the obligation to absorb the legal entity’s expected losses or the right to receive the legal entity’s expected residual returns. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether AEP is the primary beneficiary of a VIE, management considers whether AEP has the power to direct the most significant activities of the VIE and is obligated to absorb losses or receive the expected residual returns that are significant to the VIE. Management believes that significant assumptions and judgments were applied consistently.

AEP holds ownership interests in businesses with varying ownership structures. Partnership interests and other variable interests are evaluated to determine if each entity is a VIE, and if so, whether or not the VIE should be consolidated into AEP’s financial statements. AEP has not provided material financial or other support that was not previously contractually required to any of its consolidated VIEs. If an entity is determined not to be a VIE, or if the entity is determined to be a VIE and AEP is not deemed to be the primary beneficiary, the entity is accounted for under the equity method of accounting.

Consolidated Variable Interests Entities (Applies to all Registrants except AEPTCo and PSO)

Sabine

Sabine is a mining operator providing mining services to SWEPCo.  SWEPCo has no equity investment in Sabine but is Sabine’s only customer.  SWEPCo guarantees the debt obligations and lease obligations of Sabine.  Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo.  The creditors of Sabine have no recourse to any AEP entity other than SWEPCo.  Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee.  In addition, SWEPCo determines how much coal will be mined each year.  Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine.  SWEPCo’s total billings from Sabine for the years ended December 31, 2019, 2018 and 2017 were $110 million, $152 million and $137 million, respectively.  See the tables below for the classification of Sabine’s assets and liabilities on SWEPCo’s balance sheets.

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $155 million.  Since SWEPCo uses self-bonding, the guarantee commits SWEPCo to complete the reclamation, in the event, Sabine does not complete the work.  This guarantee ends upon depletion of reserves and completion of reclamation.  The reserves are estimated to deplete in 2036 with reclamation completed by 2046 at an estimated cost of $107 million.  Actual reclamation costs could vary due to inflation and scope changes to the mine reclamation.  SWEPCo recovers these costs through its fuel clauses. As of December 31, 2019, SWEPCo has recorded $83 million of mine reclamation costs in Asset Retirement Obligations and has collected $78 million through a rider for reclamation costs. The remaining $5 million is recorded in Deferred Charges and Other Noncurrent Assets on SWEPCo’s balance sheets.
DCC Fuel

I&M has nuclear fuel lease agreements with DCC Fuel, which was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M.  DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions.  Each DCC Fuel entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt.  Each is a separate legal entity from I&M, the assets of which are not available to satisfy the debts of I&M.  Payments on the leases for the years ended December 31, 2019, 2018 and 2017 were $95 million, $113 million and $136 million, respectively.  The leases were recorded as finance leases on I&M’s balance sheets as title to the nuclear fuel transfers to I&M at the end of the respective lease terms, which do not exceed 54 months.  Based on I&M’s control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel.  The finance leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel’s assets and liabilities on I&M’s balance sheets.

Transition Funding

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to Texas Restructuring Legislation. Management has concluded that AEP Texas is the primary beneficiary of Transition Funding because AEP Texas has the power to direct the most significant activities of the VIE and AEP Texas’ equity interest could potentially be significant. Therefore, AEP Texas is required to consolidate Transition Funding. The securitized bonds totaled $541 million and $791 million as of December 31, 2019 and 2018, respectively, and are included in Long-term Debt Due Within One Year - Nonaffiliated and Long-term Debt - Nonaffiliated on the balance sheets. Transition Funding has securitized transition assets of $389 million and $637 million as of December 31, 2019 and 2018, respectively, which are presented separately on the face of the balance sheets. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from AEP Texas under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to AEP Texas or any other AEP entity. AEP Texas acts as the servicer for Transition Funding’s securitized transition assets and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Transition Funding’s assets and liabilities on the balance sheets.

Restoration Funding

Restoration Funding was formed for the sole purpose of issuing and servicing securitization bonds related to storm restoration of AEP Texas’ distribution system primarily due to damage caused by Hurricane Harvey. See “Texas Storm Cost Securitization” section of Note 4 for additional information. Management has concluded that AEP Texas is the primary beneficiary of Restoration Funding because AEP Texas has the power to direct the most significant activities of the VIE and AEP Texas’ equity interest could potentially be significant. Therefore, AEP Texas is required to consolidate Restoration Funding. The securitized bonds totaled $235 million as of December 31, 2019 and are included in Long-term Debt Due Within One Year - Nonaffiliated and Long-term Debt - Nonaffiliated on the balance sheets. Restoration Funding has securitized assets of $232 million as of December 31, 2019 which are presented separately on the face of the balance sheets. The securitized restoration assets represent the right to impose and collect Texas storm restoration costs from customers receiving electric transmission or distribution service from AEP Texas under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized assets. The bondholders have no recourse to AEP Texas or any other AEP entity. AEP Texas acts as the servicer for Restoration Funding’s securitized assets and remits all related amounts collected from customers to Restoration Funding for interest and principal payments on the securitization bonds and related costs. See the table below for the classification of Restoration Funding’s assets and liabilities on the balance sheets.

Ohio Phase-in-Recovery Funding

Ohio Phase-in-Recovery Funding was formed for the sole purpose of issuing and servicing securitization bonds related to phase-in recovery property.  In July 2019, the securitization bonds matured. Management has concluded that OPCo is the primary beneficiary of Ohio Phase-in-Recovery Funding because OPCo has the power to direct the most significant activities of the VIE and OPCo’s equity interest could potentially be significant.  Therefore, OPCo is required to consolidate Ohio Phase-in-Recovery Funding.  The securitized bonds totaled $0 and $48 million as of December 31, 2019 and 2018, respectively, and are included in Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets. Ohio Phase-in-Recovery Funding has securitized assets of $0 and $13 million as of December 31, 2019 and 2018, respectively, which are presented separately on the face of the balance sheets. The phase-in recovery property represented the right to impose and collect Ohio deferred distribution charges from customers receiving electric transmission and distribution service from OPCo under a recovery mechanism approved by the PUCO. The securitization bonds were payable only from and secured by the securitized assets.  The bondholders had no recourse to OPCo or any other AEP entity.  OPCo acted as the servicer for Ohio Phase-in-Recovery Funding’s securitized assets and remitted all related amounts collected from customers to Ohio Phase-in-Recovery Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Ohio Phase-in-Recovery Funding’s assets and liabilities on OPCo’s balance sheets.

Appalachian Consumer Rate Relief Funding

Appalachian Consumer Rate Relief Funding was formed for the sole purpose of issuing and servicing securitization bonds related to APCo’s under-recovered ENEC deferral balance.  Management has concluded that APCo is the primary beneficiary of Appalachian Consumer Rate Relief Funding because APCo has the power to direct the most significant activities of the VIE and APCo’s equity interest could potentially be significant.  Therefore, APCo is required to consolidate Appalachian Consumer Rate Relief Funding.  The securitized bonds totaled $223 million and $272 million as of December 31, 2019 and 2018, respectively, and are included in Long-term Debt Due Within One Year - Nonaffiliated and Long-term Debt - Nonaffiliated on the balance sheets.  Appalachian Consumer Rate Relief Funding has securitized assets of $235 million and $259 million as of December 31, 2019 and 2018, respectively, which are presented separately on the face of the balance sheets. The phase-in recovery property represents the right to impose and collect West Virginia deferred generation charges from customers receiving electric transmission, distribution and generation service from APCo under a recovery mechanism approved by the WVPSC.  In November 2013, securitization bonds were issued.  The securitization bonds are payable only from and secured by the securitized assets.  The bondholders have no recourse to APCo or any other AEP entity.  APCo acts as the servicer for Appalachian Consumer Rate Relief Funding’s securitized assets and remits all related amounts collected from customers to Appalachian Consumer Rate Relief Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Appalachian Consumer Rate Relief Funding’s assets and liabilities on APCo’s balance sheets.

AEP Credit

AEP Credit is a wholly-owned subsidiary of Parent. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP provides a minimum of 5% equity and up to 20% of AEP Credit’s short-term borrowing needs in excess of third-party financings. Any third-party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on AEP’s control of AEP Credit, management concluded that AEP is the primary beneficiary and is required to consolidate AEP Credit. See the tables below for the classification of AEP Credit’s assets and liabilities on the balance sheets. See “Securitized Accounts Receivables - AEP Credit” section of Note 14.

EIS

AEP’s subsidiaries participate in one protected cell of EIS for six lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell’s only participant, but allows certain third-parties access to this insurance. AEP’s subsidiaries and any allowed third-parties share in the insurance coverage, premiums and risk of loss from claims. Based on AEP’s control and the structure of the protected cell of EIS, management concluded that AEP is the primary beneficiary of the protected cell and is required to consolidate the protected cell of EIS. The insurance premium expense to the protected cell for the years ended December 31, 2019, 2018 and 2017 was $34 million, $34 million and $29 million, respectively. See the tables below for the classification of the protected cell’s assets and liabilities on the balance sheets.  The amount reported as equity is the protected cell’s policy holders’ surplus.

Transource Energy

Transource Energy was formed for the purpose of investing in utilities which develop, acquire, construct, own and operate transmission facilities in accordance with FERC-approved rates. AEP has equity and voting ownership of 86.5% with the other owner having 13.5% interest. Management has concluded that Transource Energy is a VIE and that AEP is the primary beneficiary because AEP has the power to direct the most significant activities of the entity and AEP’s equity interest could potentially be significant. Therefore, AEP is required to consolidate Transource Energy. Transource Energy’s activities consist of the development, construction and operation of FERC-regulated transmission assets in Missouri, West Virginia, Pennsylvania and Maryland. Transource Energy has a credit facility agreement where borrowings are loaned through intercompany lending agreements to its subsidiaries. The creditor to the agreement has no recourse to the general credit of AEP. Transource Energy’s credit facility agreement contains certain covenants and require it to maintain a percentage of debt-to-total capitalization at a level that does not exceed 67.5%. For the years ended December 31, 2019, 2018 and 2017, AEP provided capital contributions to Transource Energy of $0, $4 million and $5 million, respectively. See the tables below for the classification of Transource Energy’s assets and liabilities on the balance sheets.

Desert Sky Wind Farm LLC and Trent Wind Farm LLC

Desert Sky Wind Farm LLC and Trent Wind Farm LLC (collectively the LLCs) were established for the purpose of repowering, owning and operating wind-powered electric energy generation facilities in Texas. In January 2018, AEP admitted a nonaffiliate as a member of the LLCs to own and repower Desert Sky and Trent. The nonaffiliate contributed full turbine sets to each project in exchange for a 20.1% interest in the LLCs. The nonaffiliates’ contribution of $84 million was recorded as Net Property, Plant and Equipment on the balance sheets, which was the fair value as of the contribution date determined based on key input assumptions of the original cost of the full turbine sets and the discounted cash flow benefit associated with the production tax credits available from repowering Desert Sky and Trent based on their expected net capacity, capacity factor and the operational availability. AEP owns 79.9% of the LLCs. As a result, management has concluded that the LLCs are VIEs and that AEP is the primary beneficiary based on its power to direct the activities that most significantly impact their economic performance. Also in January 2018, the LLCs entered into a forward PPA for the sale of power to AEPEP related to deliveries of electricity beginning January 1, 2021 for a 12 year period. Prior to the effective date of the PPA, the LLCs will sell power at market rates into ERCOT. AEP and the nonaffiliate will share tax attributes including PTC and cash distributions from the operation of the LLCs generally consistent with the ownership percentages. See the tables below for the classification of the LLCs’ assets and liabilities on the balance sheets.

AEP has a call right, which if exercised, would require the nonaffiliate to sell its noncontrolling interest in the LLCs to AEP. The call exercise period is for ninety days, beginning July 2020 for Trent Wind Farm LLC and August 2020 for Desert Sky Wind Farm LLC. The nonaffiliates’ interest in the LLCs is presented as Redeemable Noncontrolling Interest on the balance sheets.  The nonaffiliate holds redemption rights, which if exercised, would require AEP to purchase the nonaffiliates’ noncontrolling interest in the LLCs.  The redemption right exercise period is for ninety days, beginning July 2021 for Trent Wind Farm LLC and August 2021 for Desert Sky Wind Farm LLC. The exercise price for both the call and redemption right are determined using a discounted cash flow model with agreed input assumptions as well as potential updates to certain assumptions reasonably expected based on the actual results of the LLCs.  As of December 31, 2019 and 2018, AEP recorded $66 million and $69 million, respectively, of Redeemable Noncontrolling Interest in Mezzanine Equity on the balance sheets.

Apple Blossom Wind Holdings LLC and Black Oak Getty Wind Holdings LLC

In April 2019, AEP acquired an equity interest in Apple Blossom Wind Holdings LLC (Apple Blossom) and Black Oak Getty Wind Holdings LLC (Black Oak) (collectively the Project Entities) as part of the purchase of Sempra Renewables LLC. Both of the Project Entities have long-term PPAs for 100% of their energy production. The Project Entities are tax equity partnerships with nonaffiliated noncontrolling interests to which a percentage of earnings, tax attributes and cash flows are allocated in accordance with the respective limited liability company agreements. Management has concluded that the Project Entities are VIEs and that AEP is the primary beneficiary based on its power as managing member to direct the activities that most significantly impact the Project Entities’ economic performance. In addition, AEP has not provided material financial or other support to the Project Entities that was not previously contractually required. As the primary beneficiary of the Project Entities, AEP consolidates the Project Entities into its financial statements. See the table below for the classification of Project Entities’ assets and liabilities on the balance sheets.

The nonaffiliated interests in the Project Entities is presented in Noncontrolling Interests on the balance sheets.  As of December 31, 2019, AEP recorded $128 million of Noncontrolling Interests related to the Project Entities in Equity on the balance sheets.

The Project Entities’ tax equity partnerships represent substantive profit-sharing arrangements. The method for attributing income and loss to the noncontrolling interests is a balance sheet approach referred to as the hypothetical liquidation at book value (HLBV) method. Under the HLBV method, the income and loss attributable to the noncontrolling interests reflect changes in the amounts the members would hypothetically receive at each balance sheet date under the liquidation provisions of the respective limited liability company agreements, assuming the net assets of these entities were liquidated at recorded amounts, after taking into account any capital transactions, such as contributions or distributions, between the entities and the members. For the year ended December 31, 2019, the HLBV method resulted in a loss of $6 million allocated to Noncontrolling Interests.

Santa Rita East

In July 2019, AEP acquired a 75% interest in Santa Rita East Wind Energy Holdings, LLC and its wholly-owned subsidiary, Santa Rita East Wind Energy, LLC (collectively, Santa Rita East). Santa Rita East is a partnership whose sole purpose is to own and operate a 302 MW wind generation facility in west Texas. Santa Rita East delivers energy and provides renewable energy credits through three long-term PPAs totaling 260 MWs. The remaining 42 MWs of energy are sold at wholesale into ERCOT. Management has concluded that Santa Rita East is a VIE and that AEP is the primary beneficiary based on its power as managing member of the partnership to direct the activities that most significantly impact Santa Rita East’s economic performance. As the primary beneficiary of Santa Rita East, AEP consolidates Santa Rita East into its financial statements. See the table below for the classification of Santa Rita East’s assets and liabilities on the balance sheets.
AEP recognized $10 million of PTC attributable to Santa Rita East for the year ended December 31, 2019 which was recorded in Income Tax Expense (Benefit) on the statements of income. The nonaffiliated interest in Santa Rita East is presented in Noncontrolling Interests on the balance sheets. As of December 31, 2019, AEP recorded $118 million of Noncontrolling Interests related to Santa Rita East in Equity on the balance sheets.
The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2019

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		AEP Texas Restoration Funding		OPCo Ohio Phase-in- Recovery Funding	APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$80.0	$86.5	$187.0		$9.4		$—	$21.5
Net Property, Plant and Equipment	111.6	156.8	—		—		—	—
Other Noncurrent Assets	93.2	82.5	428.1	(a)	234.4	(b)	—	237.5	(c)
Total Assets	$284.8	$325.8	$615.1		$243.8		$—	$259.0

LIABILITIES AND EQUITY
Current Liabilities	$50.6	$86.4	$280.2		$16.3		$—	$28.3
Noncurrent Liabilities	233.6	239.4	316.3		226.3		—	228.8
Equity	0.6	—	18.6		1.2		—	1.9
Total Liabilities and Equity	$284.8	$325.8	$615.1		$243.8		$—	$259.0

(a)	Includes an intercompany item eliminated in consolidation of $39 million.

(b)	Includes an intercompany item eliminated in consolidation of $1 million.

(c)	Includes an intercompany item eliminated in consolidation of $3 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2019

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	Desert Sky and Trent	Apple Blossom and Black Oak	Santa Rita East
	(in millions)
ASSETS
Current Assets	$842.8	$194.6	$25.8	$7.8	$10.1	$17.7
Net Property, Plant and Equipment	—	—	424.1	330.6	231.4	465.2
Other Noncurrent Assets	7.1	—	3.2	10.1	13.1	0.3
Total Assets	$849.9	$194.6	$453.1	$348.5	$254.6	$483.2

LIABILITIES AND EQUITY
Current Liabilities	$805.2	$40.7	$192.4	$5.5	$5.4	$3.9
Noncurrent Liabilities	0.9	78.0	4.8	15.8	4.7	7.5
Equity	43.8	75.9	255.9	327.2	244.5	471.8
Total Liabilities and Equity	$849.9	$194.6	$453.1	$348.5	$254.6	$483.2

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2018

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$70.0	$77.6	$192.8		$29.5		$24.8
Net Property, Plant and Equipment	106.9	122.3	—		—		—
Other Noncurrent Assets	98.5	58.4	683.5	(a)	24.2	(b)	261.8	(c)
Total Assets	$275.4	$258.3	$876.3		$53.7		$286.6

LIABILITIES AND EQUITY
Current Liabilities	$31.1	$77.1	$271.9		$48.5		$28.0
Noncurrent Liabilities	244.0	181.2	586.1		3.9		256.7
Equity	0.3	—	18.3		1.3		1.9
Total Liabilities and Equity	$275.4	$258.3	$876.3		$53.7		$286.6

(a)	Includes an intercompany item eliminated in consolidation of $47 million.

(b)	Includes an intercompany item eliminated in consolidation of $11 million.

(c)	Includes an intercompany item eliminated in consolidation of $3 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2018

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	Desert Sky and Trent
	(in millions)
ASSETS
Current Assets	$974.2	$177.8	$25.7	$6.8
Net Property, Plant and Equipment	—	—	380.3	348.5
Other Noncurrent Assets	6.3	0.1	1.9	—
Total Assets	$980.5	$177.9	$407.9	$355.3

LIABILITIES AND EQUITY
Current Liabilities	$923.5	$38.6	$19.9	$8.7
Noncurrent Liabilities	0.8	85.3	160.3	6.2
Equity	56.2	54.0	227.7	340.4
Total Liabilities and Equity	$980.5	$177.9	$407.9	$355.3

Non-Consolidated Significant Variable Interests

DHLC

DHLC is a mining operator which sells 50% of the lignite produced to SWEPCo and 50% to CLECO.  The operations of DHLC are governed by the lignite mining agreement among SWEPCo, CLECO and DHLC. SWEPCo and CLECO share the executive board seats and voting rights equally. In accordance with the lignite mining agreement, each entity is responsible for 50% of DHLC’s obligations, including debt.  SWEPCo and CLECO equally approve DHLC’s annual budget.  The creditors of DHLC have no recourse to any AEP entity other than SWEPCo.  As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee.  SWEPCo’s total billings from DHLC for the years ended December 31, 2019, 2018 and 2017 were $55 million, $58 million and $61 million, respectively.  SWEPCo is not required to consolidate DHLC as it is not the primary beneficiary, although SWEPCo holds a significant variable interest in DHLC.  SWEPCo’s equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on SWEPCo’s balance sheets.

SWEPCo’s investment in DHLC was:

	December 31,
	2019		2018
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from SWEPCo	$7.6	$7.6	$7.6	$7.6
Retained Earnings	17.5	17.5	14.5	14.5
SWEPCo’s Share of Obligations	—	130.0	—	167.6
Total Investment in DHLC	$25.1	$155.1	$22.1	$189.7

OVEC

AEP and several nonaffiliated utility companies jointly own OVEC.  As of December 31, 2019, AEP’s ownership in OVEC was 43.47%. Parent owns 39.17% and OPCo owns 4.3%. APCo, I&M and OPCo are members to an intercompany power agreement.  The Registrants’ power participation ratios are 15.69% for APCo, 7.85% for I&M and 19.93% for OPCo. Participants of this agreement are entitled to receive and are obligated to pay for all OVEC generating capacity, approximately 2,400 MWs, in proportion to their respective power participation ratios. The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs, including outstanding indebtedness, and provide a return on capital.  The intercompany power agreement ends in June 2040.

AEP and other nonaffiliated owners authorized environmental investments related to their ownership interests. OVEC financed capital expenditures in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at its two generation plants.  These environmental projects were funded through debt issuances. As of December 31, 2019 and 2018, OVEC’s outstanding indebtedness was approximately $1.4 billion and $1.4 billion, respectively. Although they are not an obligor or guarantor, the Registrants’ are responsible for their respective ratio of OVEC’s outstanding debt through the intercompany power agreement. Principal and interest payments related to OVEC’s outstanding indebtedness are disclosed in accordance with the accounting guidance for “Commitments.” See the “Commitments” section of Note 6 for additional information.

AEP is not required to consolidate OVEC as it is not the primary beneficiary, although AEP and its subsidiary holds a significant variable interest in OVEC. Power to control decision making that significantly impacts the economic performance of OVEC is shared amongst the owners through their representation on the Board of Directors of OVEC and the representation of the sponsoring companies on the Operating Committee under the intercompany power agreement.

AEP’s investment in OVEC was:

	December 31,
	2019		2018
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from AEP	$4.4	$4.4	$4.4	$4.4
AEP’s Ratio of OVEC Debt (a)	—	588.9	—	604.1
Total Investment in OVEC	$4.4	$593.3	$4.4	$608.5

(a)
Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt was $213 million, $106 million and $270 million as of December 31, 2019 and $218 million, $109 million and $277 million as of December 31, 2018, respectively.

Power purchased by the Registrant Subsidiaries from OVEC is included in Purchased Electricity for Resale on the statements of income and is shown in the table below:

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
APCo	$104.5	$100.4	$101.0
I&M	52.3	50.2	50.5
OPCo	132.7	127.5	128.2

Potomac-Appalachian Transmission Highline, LLC (PATH)

AEP and FirstEnergy Corp. (FirstEnergy) have a joint venture in PATH. PATH is a series limited liability company and was created to construct, through its operating companies, a high-voltage transmission line project in the PJM region.  PATH consists of the “West Virginia Series (PATH-WV),” owned equally by subsidiaries of FirstEnergy and AEP, and the “Allegheny Series” which is 100% owned by a subsidiary of FirstEnergy.  Provisions exist within the PATH-WV agreement that make it a VIE.  AEP has no interest or control in the “Allegheny Series.”  AEP is not required to consolidate PATH-WV as AEP is not the primary beneficiary, although AEP holds a significant variable interest in PATH-WV.  AEP’s equity investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on the balance sheets.  AEP and FirstEnergy share the returns and losses equally in PATH-WV.  AEP’s subsidiaries and FirstEnergy’s subsidiaries provide services to the PATH companies through service agreements.  The entities recover costs through regulated rates.

In August 2012, the PJM board cancelled the PATH Project, the transmission project that PATH was intended to develop and removed it from the 2012 Regional Transmission Expansion Plan. In September 2012, the PATH Project companies submitted an application to the FERC requesting authority to recover prudently-incurred costs associated with the PATH Project. In November 2012, the FERC issued an order accepting the PATH Project’s abandonment cost recovery application, subject to settlement procedures and hearing. The parties to the case were unable to reach a settlement agreement and in March 2014, settlement judge procedures were terminated. Hearings at the FERC were held in March and April 2015. In April 2015, PATH filed a stipulation agreement with the FERC that agreed to a 50% debt and 50% equity capital structure and a 4.7% cost of long-term debt for the entire amortization period. In September 2015, the ALJ issued an advisory Initial Decision. Additional briefing was submitted during the fourth quarter of 2015. In January 2017, the FERC issued its order on Initial Decision, adopting in part and rejecting in part the ALJ’s recommendations. The FERC order included (a) a finding that the PATH Project’s abandonment costs were prudently incurred, (b) a finding that the disposition of certain assets was prudent, (c) guidance regarding the future disposition of assets, (d) a reduction of PATH WV’s authorized ROE to 8.11% prospectively only after the date of the order, (e) an adjustment of the amortization period to end December 2017, and (f) a credit for certain amounts that were deemed to be not includable in PATH-WV’s formula rates.

In February 2017, the PATH Companies filed a request for rehearing of two adverse rulings in the January 2017 FERC order. The request seeks the FERC to reverse its reduction of the PATH Companies 10.4% ROE for the period after January 19, 2017 and to allow the recovery of certain education and outreach costs disallowed by the order. In February 2017, the Edison Electric Institute (“EEI”) also filed a request for rehearing recommending reversal of the January 2017 FERC ordered ROE reduction and cost disallowance. The filing of requests for rehearing did not impact the recovery of costs by the PATH Companies under their formula rates or the timing of the compliance filing required by the order, which was filed in March 2017, and updated in May 2017 and August 2017. As a result of the January 2017 FERC order, PATH-WV was required to refund certain amounts that had been collected under its formula rate in its 2018 Projected Transmission Revenue Requirement. PATH-WV refunded $11 million in 2018, including carrying charges, related to the January 2017 order in its 2018 Projected Transmission Revenue Requirement.

In January 2019, the FERC issued an order stating that PATH complied in part, and did not comply in part, with directives of the previous FERC order’s mandated compliance filing concerning formula rates and its abandonment recovery. The order included a requirement for PATH to recalculate its recoverable cost of service associated with general advertising costs and provide information regarding land transactions. PATH filed an additional compliance filing, including refund estimates. In connection with its recalculated recoverable cost of service, PATH-WV will refund disallowed costs for general advertising that were previously collected in formula rates. As of December 31, 2019 PATH-WV has $1 million, including carrying charges, recorded as Accumulated Provisions for Rate Refunds that will be refunded in rates effective January 1, 2020.

In January 2020, the FERC issued an order on the PATH Companies’ February 2017 request for rehearing. The order included: (a) a request for additional briefs to determine a just and reasonable ROE, (b) confirmation of a previous order stating that PATH’s risk profile has decreased due to the PATH Project’s abandonment and (c) acceptance of PATH’s compliance filing from March 2017 as discussed above, subject to the review of (a). In addition, the order granted rehearing and reversed the disallowance of certain education, outreach and general advertising costs as discussed above. The January 2020 FERC order may be subject to further requests for rehearing or appeal.

AEP’s investment in PATH-WV was:

	December 31,
	2019		2018
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from Parent	$18.8	$18.8	$18.8	$18.8
Retained Earnings	(1.7)	(1.7)	(1.4)	(1.4)
Total Investment in PATH-WV	$17.1	$17.1	$17.4	$17.4

AEP’s investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on the balance sheets.  If AEP cannot ultimately recover the investment related to PATH-WV, it could reduce future net income and cash flows and impact financial condition.

AEPSC

AEPSC provides certain managerial and professional services to AEP’s subsidiaries.  Parent is the sole equity owner of AEPSC.  AEP management controls the activities of AEPSC.  The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC’s cost.  AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered.  AEPSC finances its operations through cost reimbursement from other AEP subsidiaries.  There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business.  AEPSC and its billings are subject to regulation by the FERC.  AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations.  AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC’s cost reimbursement structure.  However, AEP subsidiaries do not have control over AEPSC.  AEPSC is consolidated by AEP.  In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
AEP Texas	$206.6	$184.3	$152.6
AEPTCo	242.3	220.4	188.9
APCo	308.3	295.6	268.8
I&M	184.8	173.5	176.0
OPCo	230.4	214.9	195.7
PSO	125.7	121.5	114.7
SWEPCo	169.5	164.4	150.7

The carrying amount and classification of variable interest in AEPSC’s accounts payable were as follows:

	December 31,
	2019		2018
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
AEP Texas	$32.4	$32.4	$22.3	$22.3
AEPTCo	33.4	33.4	24.6	24.6
APCo	44.1	44.1	32.2	32.2
I&M	28.6	28.6	23.8	23.8
OPCo	33.2	33.2	23.9	23.9
PSO	18.1	18.1	13.2	13.2
SWEPCo	23.4	23.4	18.4	18.4

AEGCo

AEGCo, a wholly-owned subsidiary of Parent, is consolidated by AEP.  AEGCo owns a 50% ownership interest in Rockport Plant, Unit 1 and leases a 50% interest in Rockport Plant, Unit 2. AEGCo sells all the output from the Rockport Plant to I&M and KPCo.  AEP has agreed to provide AEGCo with the funds necessary to satisfy all of the debt obligations of AEGCo.  I&M is considered to have a significant interest in AEGCo due to these transactions.  I&M is exposed to losses to the extent it cannot recover the costs of AEGCo through its normal business operations.  In the event AEGCo would require financing or other support outside the billings to I&M and KPCo, this financing would be provided by AEP. Total billings to I&M from AEGCo for the years ended December 31, 2019, 2018 and 2017 were $215 million, $238 million and $224 million, respectively. The carrying amounts of I&M’s liabilities associated with AEGCo as of December 31, 2019 and 2018 were $10 million and $20 million, respectively. Management estimates the maximum exposure of loss to be equal to the amount of such liability. See “Rockport Lease” section of Note 13 for additional information.

Significant Equity Method Investments in Unconsolidated Entities

For a discussion of the equity method of accounting, see the “Equity Investment in Unconsolidated Entities” section of Note 1.

Sempra Renewables LLC

In April 2019, AEP acquired a 50% interest in five wind farms in multiple states as part of the purchase of Sempra Renewables LLC. The wind farms are joint ventures with BP Wind Energy who holds the other 50% interest. All five wind farms have long-term PPAs for 100% of their energy production. One of the jointly-owned wind farms has PPAs with I&M and OPCo for a portion of its energy production. Another jointly-owned wind farm has a PPA with SWEPCo for a portion of its energy production. The joint venture wind farms are not considered VIEs and AEP is not required to consolidate them as AEP does not have a controlling financial interest. However, AEP is able to exercise significant influence over the wind farms and therefore applies the equity method of accounting. As of December 31, 2019, AEP’s investment in the five joint venture wind farms was $394 million. The investment includes amounts recognized in AOCI related to interest rate cash flow hedges. The investment is comprised of a historical investment of $420 million plus a basis difference of $(18) million. AEP’s equity earnings associated with the five joint venture wind farms was a loss of $4 million for the year ended December 31, 2019. AEP recognized $27 million of PTC attributable to the joint venture wind farms for the year ended December 31, 2019, which was recorded in Income Tax Expense (Benefit) on the statements of income.

ETT

ETT designs, acquires, constructs, owns and operates certain transmission facilities in ERCOT. Berkshire Hathaway Energy, a nonaffiliated entity, holds a 50% membership interest in ETT, AEP Transmission Holdco held a 49.5% interest in ETT and AEP Transmission Partner held the remaining 0.5% membership interest in ETT. In July 2019, AEP Transmission Partner was merged into AEP Transmission Holdco, increasing AEP Transmission Holdco’s interest in ETT to 50%. As a result, AEP, through its wholly-owned subsidiary, holds a 50% membership interest in ETT. As of December 31, 2019 and 2018, AEP’s investment in ETT was $695 million and $666 million, respectively. AEP’s equity earnings associated with ETT were $66 million, $62 million and $82 million for the years ended December 31, 2019, 2018 and 2017 respectively.